Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Income and Comprehensive Income
Profit (loss) for the year	$ 70,382	$ (244,358)
Item that will be reclassified subsequently to profit or loss: Recognized directly in equity:
Net (loss) gain on translation of foreign currency balances	(17,666)	1,336
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(17,666)	1,336
Items that will not be reclassified subsequently to profit or loss:
Gold prepayment revaluation	512	(2,684)
Tax effect	(135)	721
Remeasurement - actuarial gain	45,083	29,449
Tax effect	(2,249)	(6,195)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	43,211	21,291
Transferred to income statement:
Other comprehensive income net of tax, for the year	25,545	22,627
Total comprehensive profit (loss) for the year	$ 95,927	$ (221,731)